Share-based payment - Summary of The Movement of The Restricted Shares (Detail) - Restriction of ordinary shares	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Statements [Line Items]
Outstanding, beginning of year	7,024,000	3,813,000	6,222,000
Vested and released	(7,024,000)		(2,409,000)
Vested and released before Reorganization		(1,204,000)
Vested and released after Reorganization		(6,024,000)
Share sub-division upon Reorganization		10,439,000
Outstanding, end of year		7,024,000	3,813,000